Acquisition of Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisition of Real Estate

3. Acquisition of Real Estate

On July 8, 2014, the Company completed the acquisition of the former Sun Times Press facility in downtown Chicago, Illinois, for approximately $18 million. The facility consists of approximately 317,000 gross square feet with capacity for approximately 133,000 square feet of raised floor and 24 megawatts (“MW”) of power. The Company intends to redevelop the facility which will increase its size to approximately 400,000 gross square feet with raised floor capacity of approximately 215,000 square feet and 37MW of power. The facility also has access to long haul fiber and is situated on 30 acres of developable land. This acquisition was funded with a draw on the unsecured revolving credit facility. In accordance with ASC 805, Business Combinations, the Company accounted for this acquisition as an asset acquisition.

On June 30, 2014 the Company completed the acquisition of a data center facility in New Jersey (the “Princeton facility”), from McGraw Hill Financial, Inc., for an aggregate cost of approximately $73.3 million. This facility is located on approximately 194 acres and consists of approximately 560,000 gross square feet, including approximately 58,000 square feet of raised floor, and 12 MW of gross power. This acquisition was funded with a draw on the unsecured revolving credit facility. Concurrently with acquiring this data center the Company entered into a 10 year lease for the facility’s 58,000 square feet of raised floor with Atos, an international information technology services company headquartered in Bezos, France. The lease includes a 15 year renewal at the option of Atos.

The Company accounted for this acquisition in accordance with ASC 805, Business Combinations as a business combination. The preliminary purchase price allocation was based on an assessment of the fair value of the assets acquired, and excludes acquisition-related costs which in accordance with ASC 805 were expensed as incurred. The Company acquired the Princeton facility on June 30, 2014. The Company is valuing the assets acquired using Level 3 inputs.

The following table summarizes the consideration for the Princeton facility and the preliminary allocation of the fair value of assets acquired as of September 30, 2014 (in thousands):

	Princeton facility as of September 30, 2014	Weighted average useful life
Buildings	$35,574	40
Land	17,976	N/A
Acquired Intangibles	16,114	10
Deferred Costs	3,335	10
Other	301	10
Total purchase price	$73,300

The purchase price allocation remains provisional pending completion of further valuation analysis. Any further revisions will be recorded as adjustments to the final purchase price allocation.

3.    Acquisitions of Real Estate

In February 2013, the Company completed its acquisition of a site in Dallas, Texas. The Company paid cash of $10.25 million for the Dallas-Fort Worth facility. In connection with the transaction, the Company obtained $10.25 million of seller-financed debt that was repaid in June 2013 as outlined in Note 5. Additionally, the Company incurred transaction costs of $0.6 million, which were capitalized, providing an aggregate cost of $21.2 million. Upon completion of the redevelopment, the former 700,000 square foot semiconductor plant will be converted into a data center facility on the existing campus. In accordance with ASC 805, the Company accounted for this acquisition as an asset purchase.

In December 2012, the Company purchased a data center facility located in Sacramento, California for which the Company paid approximately $63.3 million. The preliminary purchase price allocation was based on an assessment of the fair value of the assets acquired. The preliminary purchase price allocation recorded for the year ended December 31, 2012, was adjusted in 2013. The following table summarizes the consideration for the Sacramento facility and the final purchase price allocation (in thousands).

	Final Sacramento facility as of December 31, 2013	Original Sacramento facility as of December 31, 2012	Adjustment	Weighted average useful life
Buildings...	$ 52,439	$ 52,753	$ (314)	40
Land...	1,481	1,485	(4)
Tenant relationship...	5,366	5,029	337	4
In place leases...	3,964	3,202	762	2
Above (below) market leases...........................................................................................................................................................................................	—	781	(781)	1

Total purchase price.......................................................................................................................................................................................................	$ 63,250	$ 63,250	$—

Qualitytech, LP [Member]
Acquisition of Real Estate

3. Acquisition of Real Estate

On July 8, 2014, the Company completed the acquisition of the former Sun Times Press facility in downtown Chicago, Illinois, for approximately $18 million. The facility consists of approximately 317,000 gross square feet with capacity for approximately 133,000 square feet of raised floor and 24 megawatts (“MW”) of power. The Company intends to redevelop the facility which will increase its size to approximately 400,000 gross square feet with raised floor capacity of approximately 215,000 square feet and 37MW of power. The facility also has access to long haul fiber and is situated on 30 acres of developable land. This acquisition was funded with a draw on the unsecured revolving credit facility. In accordance with ASC 805, Business Combinations, the Company accounted for this acquisition as an asset acquisition.

On June 30, 2014 the Company completed the acquisition of a data center facility in New Jersey (the “Princeton facility”), from McGraw Hill Financial, Inc., for an aggregate cost of approximately $73.3 million. This facility is located on approximately 194 acres and consists of approximately 560,000 gross square feet, including approximately 58,000 square feet of raised floor, and 12 MW of gross power. This acquisition was funded with a draw on the unsecured revolving credit facility. Concurrently with acquiring this data center the Company entered into a 10 year lease for the facility’s 58,000 square feet of raised floor with Atos, an international information technology services company headquartered in Bezos, France. The lease includes a 15 year renewal at the option of Atos.

The Company accounted for this acquisition in accordance with ASC 805, Business Combinations as a business combination. The preliminary purchase price allocation was based on an assessment of the fair value of the assets acquired, and excludes acquisition-related costs which in accordance with ASC 805 were expensed as incurred. The Company acquired the Princeton facility on June 30, 2014. The Company is valuing the assets acquired using Level 3 inputs.

The following table summarizes the consideration for the Princeton facility and the preliminary allocation of the fair value of assets acquired as of September 30, 2014 (in thousands):

	Princeton facility as of September 30, 2014	Weighted average useful life
Buildings	$35,574	40
Land	17,976	N/A
Acquired Intangibles	16,114	10
Deferred Costs	3,335	10
Other	301	10
Total purchase price	$73,300

The purchase price allocation remains provisional pending completion of further valuation analysis. Any further revisions will be recorded as adjustments to the final purchase price allocation.

3.    Acquisitions of Real Estate

In February 2013, the Company completed its acquisition of a site in Dallas, Texas. The Company paid cash of $10.25 million for the Dallas-Fort Worth facility. In connection with the transaction, the Company obtained $10.25 million of seller-financed debt that was repaid in June 2013 as outlined in Note 5. Additionally, the Company incurred transaction costs of $0.6 million, which were capitalized, providing an aggregate cost of $21.2 million. Upon completion of the redevelopment, the former 700,000 square foot semiconductor plant will be converted into a data center facility on the existing campus. In accordance with ASC 805, the Company accounted for this acquisition as an asset purchase.

In December 2012, the Company purchased a data center facility located in Sacramento, California for which the Company paid approximately $63.3 million. The preliminary purchase price allocation was based on an assessment of the fair value of the assets acquired. The preliminary purchase price allocation recorded for the year ended December 31, 2012, was adjusted in 2013. The following table summarizes the consideration for the Sacramento facility and the final purchase price allocation (in thousands).

	Final Sacramento facility as of December 31, 2013	Original Sacramento facility as of December 31, 2012	Adjustment	Weighted average useful life
Buildings...	$ 52,439	$ 52,753	$ (314)	40
Land...	1,481	1,485	(4)
Tenant relationship...	5,366	5,029	337	4
In place leases...	3,964	3,202	762	2
Above (below) market leases...........................................................................................................................................................................................	—	781	(781)	1

Total purchase price.......................................................................................................................................................................................................	$ 63,250	$ 63,250	$—